INSURED MUNICIPAL INCOME FUND INC.                                ANNUAL REPORT


                                                                    May 15, 1998

Dear Shareholder,

   We are pleased to present you with the annual report for the Insured Municipal Income Fund Inc. (the "Fund") for the fiscal year ended March 31, 1998.

General Market Overview
===============================================================================

[GRAPHIC] The bond markets weakened slightly during the first quarter of 1998. Despite little inflationary pressure, evidence of a pickup in the U.S. economy and fears of an overbought market moderated the bulls. Speculation as to the ultimate impact of the Asian crisis on the United States also gave investors cause for concern.

   The municipal bond market continued to lag the Treasury market during the first quarter. Municipal issuers took advantage of low rates to refinance outstanding debt with new, lower yielding bonds. As a result, by quarter-end municipals had cheapened and were yielding 86% of comparable-maturity Treasurys. Historically, on average, municipal securities yield 82% to 83% of comparable Treasurys. This yield relationship tends to return to its average, which suggests municipals are poised to outperform as the supply of bonds is placed.

Portfolio Review
===============================================================================

[GRAPHIC] Performance--For the fiscal year ended March 31, 1998, the Fund (symbol: PIF) returned 14.92% based on changes in the Fund's net asset value and 19.70% based on changes in its share price on the New York Stock Exchange.

   At March 31, 1998 the Fund's net asset value per share was $15.40, while its share price on the New York Stock Exchange was $13.56. During the fiscal year ended March 31, 1998, the Fund paid dividends from net investment income totaling $0.768 per share, or 6.4 cents per share per month. Based on the dividend paid in March and the Fund's market price on March 31, 1998, the Fund's annualized market yield was 5.66%.

   Portfolio Highlights--Our disciplined investment style--focused on duration, sector allocation and security selection--helped the Fund outperform the average Lipper Insured Municipal Debt Fund during the one-year period ended March 31, 1998. There were no changes to the Fund's portfolio during the quarter; with market interest rates steadily falling, it was better to retain the Fund's holdings than to sell them and reinvest at lower rates.

   Our hospital bond positions underperformed generally. However, since we are underweighted in hospitals compared to our Lipper peer group, hospital issues did not affect our performance as much as theirs.

   We are still positive on the power sector (22.0% of net assets as of March 31, 1998); we expect further consolidation to lead to lower issuance and more prerefundings as municipalities respond to customers' ability to choose power vendors. We expect to start a position in single-family housing bonds pending fine-tuning of individual issue prepayment rates.

   We are generally positive on interest rates, believing that inflation will stay down within the context of a moderately healthy economy. The Fund's leverage and longer duration than its peer group should cause it to perform relatively well if our view proves correct.

INSURED MUNICIAL INCOME FUND INC.

Top five states as percent of net assets, March 31, 1998*

Illinois 15.8%
Texas 10.9%
Pennsylvania 9.4%
Rhode Island 7.0%
Nevada 5.8%


*Allocations subject to change


INSURED MUNICIPAL INCOME FUND INC.
FUND PROFILE

Goal:
High Current income exempt from federal income tax, consistent with preservation of capital

Portfolio Managers:
Elbridge T. Gerry, Ill and Richard S. Murphy, Mitchell Hutchins Asset Management Inc.

Total Net Assets:
$467.8 million as of March 31, 1998

Dividend Payments:
Monthly

ANNUAL REPORT


INSURED MUNICIPAL INCOME FUND INC.

Top five sectors as percent of net assets, March 31, 1998*

Power 22.0%
Water 20.5%
Healthcare 19.0%
Sales Tax 11.9%
General Obligations 9.6%

*Allocations subject to change



OUTLOOK

===============================================================================

[GRAPHIC] We believe the U.S. economy is slowing slightly due to the Asian impact, though the effects will not show up in economic statistics for a while. The Federal budget is now running a surplus, which should reduce government borrowing and ease the upward pressure on market interest rates. We expect U.S. economic growth to exceed 3% in 1998, with inflation just under 2%--a positive environment for bonds.


   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.


   For a quarterly Fund Profile on the Insured Municipal Income Fund Inc. or other funds in the PaineWebber Family of Funds(1), please contact your investment executive.


Sincerely,

/s/ Margo Alexander                      /s/ Elbridge T. Gerry, III

Margo Alexander                          Elbridge T. Gerry, III
President                                Senior Vice President
Mitchell Hutchins Asset Management Inc.  Mitchell Hutchins Asset Management Inc.
                                         Portfolio Manager, Insured Municipal
                                         Income Fund Inc.


/s/ Richard S. Murphy

Richard S. Murphy
Senior Vice President
Mitchell Hutchins Asset Management Inc.
Portfolio Manager, Insured Municipal Income Fund Inc.



   This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended March 31, 1998, and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

----------

1 Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS                                         MARCH 31, 1998

 Principal                                                         Moody's       S&P
  Amount                                                           Rating      Rating        Maturity      Interest
   (000)                                                         (unaudited) (unaudited)       Dates         Rates         Value
 ---------                                                       ----------- -----------     --------      --------        -----
Long-Term Municipal Bonds--96.46%

Alabama--1.52%
 $1,590  Alabama Water Pollution Control Authority--
           REVOLVING FUND LOAN SERIES A (AMBAC INSURED)              Aaa         AAA         08/15/17       6.750%      $ 1,780,482
  5,400  Birmingham Special Care Facilities Finance  Authority--
           Birmingham Baptist Medical Center (MBIA Insured)          Aaa         AAA         08/15/23       5.500         5,308,956
                                                                                                                        -----------
                                                                                                                          7,089,438
                                                                                                                        -----------

Alaska--1.10%
 5,000   Anchorage General Obligation Bonds
           (AMBAC Insured)                                           Aaa         AAA         06/01/23       6.250         5,127,100
                                                                                                                        -----------


California--2.27%

     30  California State (FGIC Insured)                             Aaa         AAA         11/01/12       7.000            34,697
    970  California State (Pre-refunded with U.S. Government
           Securities to 11/01/04 @ 102) (FGIC Insured)              Aaa         AAA         11/01/12       7.000         1,139,517
  1,585  Contra Costa Water District (FGIC Insured)                  Aaa         AAA         10/01/13       6.000         1,698,328
  5,000  Los Angeles County Sales Tax Commission--
            Sales Tax Revenue Series B (FGIC Insured)                Aaa         AAA         07/01/15       6.500         5,402,700
  2,250  Los Angeles Wastewater System (MBIA Insured)                Aaa         AAA         06/01/20       5.700         2,340,967
                                                                                                                        -----------
                                                                                                                         10,616,209
                                                                                                                        -----------


Delaware--2.27%

 10,000  Delaware State Economic Development Authority
           Delmarva Power (MBIA Insured)                             Aaa         AAA         06/01/21       5.900        10,628,500
                                                                                                                        -----------


District of Columbia--0.90%
  4,000  District of Columbia Hospital Revenue Bonds--
           Medlantic Health Care Group (MBIA Insured)                Aaa         AAA         08/15/14       5.750         4,226,960

                                                                                                                        -----------


Illinois--15.84%

  4,000  Illinois Development Finance Authority Pollution
           Refunding Commonwealth Edison Company Project
           Series D (AMBAC Insured)                                  Aaa         AAA         03/01/15       6.750         4,499,280
  4,500  Illinois Health Facilities Authority Franciscan Sisters
           Health Care (MBIA Insured)                                Aaa         AAA         09/01/18       5.750         4,658,130
 10,000  Illinois Municipal Electric Agency (AMBAC Insured)          Aaa         AAA         02/01/21       5.750        10,631,400
  8,000  Central Lake County Joint Action Water Agency
           (FGIC Insured)                                            Aaa         AAA         05/01/20       5.375         8,048,720
 11,400  Chicago--O'Hare International Airport
           (MBIA Insured)                                            Aaa         AAA         01/01/15       5.500        12,371,502
                                                                                                          to 6.375
 17,220  Chicago 911 System (FGIC Insured)                           Aaa         AAA         01/01/23       5.625        17,669,959
  4,600  Chicago Public Building Commission (MBIA Insured)           Aaa         AAA         12/01/18       5.750         4,832,070
  8,000  Regional Transportation Authority (AMBAC Insured)           Aaa         AAA         06/01/22       6.125         8,431,200
  2,750  Regional Transportation Authority (FGIC Insured)            Aaa         AAA         06/01/23       5.850         2,966,777
                                                                                            to 06/01/25   to 7.100
                                                                                                                        -----------
                                                                                                                         74,109,038
                                                                                                                        -----------

INSURED MUNICIPAL INCOME FUND INC.

 Principal                                                         Moody's       S&P
  Amount                                                           Rating      Rating        Maturity      Interest
   (000)                                                         (unaudited) (unaudited)       Dates         Rates         Value
 ---------                                                       ----------- -----------     --------      --------        -----
Long-Term Municipal Bonds (continued)

Indiana--4.83%
 $2,500  Indiana Health Facilities Finance Authority--
           Columbus Regional Hospital (CGIC Insured)                 Aaa         AAA         08/15/22       5.500%      $ 2,542,225
  7,835  Indianapolis Gas & Utilities (FGIC Insured)                 Aaa         AAA         06/01/21       5.375         7,882,950
 12,000  Marion County Convention Center (AMBAC Insured)             Aaa         AAA         06/01/21       5.500        12,176,640
                                                                                                                        -----------
                                                                                                                         22,601,815
                                                                                                                        -----------


Iowa--1.03%
  4,625  Ames Hospital Authority--Mary Greeley Medical Center
           (AMBAC Insured)                                           Aaa         AAA         08/15/22       5.750         4,813,284
                                                                                                                        -----------

Kentucky--4.57%
  1,150  Kentucky Development Finance Authority Hospital
           Revenue--St. Luke Hospital Incorporated
           Series A (MBIA Insured)                                   Aaa         AAA         10/01/21       7.000         1,277,673
 17,530  Louisville & Jefferson County (AMBAC Insured)               Aaa         AAA         05/15/24       6.500        20,121,912
                                                                                           to 05/15/25   to 6.750
                                                                                                                        -----------
                                                                                                                         21,399,585
                                                                                                                        -----------
Louisiana--3.17%
  2,000  Louisiana Public Facilities Authority--
           Alton Oschner Hospital (AMBAC Insured)                    Aaa         AAA         05/15/17       6.000         2,093,240
  8,500  Louisiana Public Facilities Authority--
           Alton Oschner Hospital (MBIA Insured)                     Aaa         AAA         05/15/11       5.750         8,944,210
  1,710  Louisiana Public Facilities Authority--
           Tulane University (FGIC Insured)                          Aaa         AAA         02/15/18       5.750         1,786,728
  1,870  Louisiana Public Facilities Authority--Tulane University
           (Pre-refunded with U.S. Government Securities to
           02/15/03 @ 102) (FGIC Insured)                            Aaa         AAA         02/15/18       5.750         2,027,809
                                                                                                                        -----------
                                                                                                                         14,851,987
                                                                                                                        -----------

Maine--2.09%
  9,390  Maine Health & Higher Educational

           Facilities (FSA Insured)                                  Aaa         AAA         07/01/23       5.500         9,765,588
                                                                                           to 07/01/24    to 7.000      -----------
Massachusetts--2.35%
 10,000  Massachusetts State Health & Educational Facility
           Brigham & Woman's Hospital (MBIA Insured)                 Aaa         AAA         07/01/24       6.750        10,979,600
                                                                                                                        -----------

Michigan--1.94%
  8,770  Michigan State Housing Finance Authority
           (AMBAC Insured)                                           Aaa         AAA         04/01/23       5.900         9,074,407
                                                                                                                        -----------

INSURED MUNICIPAL INCOME FUND INC.

 Principal                                                         Moody's       S&P
  Amount                                                           Rating      Rating        Maturity      Interest
   (000)                                                         (unaudited) (unaudited)       Dates         Rates         Value
 ---------                                                       ----------- -----------     --------      --------        -----
Long-Term Municipal Bonds (continued)

Nevada--5.76%
 $7,750  Clark County Airport--McCarran International Airport
           (AMBAC Insured)                                           Aaa         AAA         07/01/22       6.000%       $8,304,125
  4,000  Clark County General Obligation Bonds
           (AMBAC Insured)                                           Aaa         AAA         06/01/16       6.000         4,280,200
  2,000  Clark County Sanitation District (FGIC Insured)             Aaa         AAA         07/01/11       5.700         2,126,800
 11,500  Washoe County Gas and Water Sierra Power
           (MBIA Insured)                                            Aaa         AAA         06/01/23       5.900        12,222,775
                                                                                                                        -----------
                                                                                                                         26,933,900
                                                                                                                        -----------
New Hampshire--1.30%
  5,000  New Hampshire Higher Education & Health Authority--
           Lakes Region Hospital (FGIC Insured)                      Aaa         AAA         01/01/17       5.500         5,069,850
  1,000  New Hampshire Higher Education & Health Authority--
           University of New Hampshire (MBIA Insured)                Aaa         AAA         07/01/24       5.750         1,031,010
                                                                                                                        -----------
                                                                                                                          6,100,860
                                                                                                                        -----------
New Jersey--1.19%
  5,000  Salem County Industrial Pollution Control Refunding
           Public Service Electric and Gas Series D
           (MBIA Insured)                                            Aaa         AAA         10/01/29       6.550         5,572,000
                                                                                                                        -----------
New Mexico--3.25%
  9,100  Gallup Pollution Control Revenue Plains Electric
           (MBIA Insured)                                            Aaa         AAA         08/15/17       6.650         9,998,807
  4,700  Santa Fe Water Revenue (AMBAC Insured)                      Aaa         AAA         06/01/24       6.300         5,212,159
                                                                                                                        -----------
                                                                                                                         15,210,966
                                                                                                                        -----------
North Carolina--0.92%
  4,000   Piedmont Triad Airport Authority
            Airport Revenue Series A (MBIA Insured)                  Aaa         AAA         07/01/16       6.750         4,284,840
                                                                                                                        -----------

Ohio--0.75%

  3,000  Cleveland Public Power Systems Revenue--
           First Mortgage Series A (MBIA Insured)                    Aaa         AAA         11/15/24       7.000         3,509,460
                                                                                                                        -----------


Pennsylvania--9.41%
 16,435  Pennsylvania Intergovernmental Cooperative Authority
           (MBIA Insured)                                            Aaa         AAA         06/15/15       5.600        16,831,516
                                                                                            to 06/15/23    to 5.625

  2,675  Pennsylvania Intergovernmental Cooperative Authority
           Philadelphia Funding Program (FGIC Insured)               Aaa         AAA         06/15/14       7.000         3,107,441
 17,500  Philadelphia Water & Waste Authority
           (FGIC Insured)                                            Aaa         AAA         06/15/15       5.500        17,810,625
  6,130  North Wales Water Authority (FGIC Insured)                  Aaa         AAA         11/01/16       5.500         6,256,523
                                                                                                                        -----------
                                                                                                                         44,006,105
                                                                                                                        -----------

INSURED MUNICIPAL INCOME FUND INC.

 Principal                                                         Moody's       S&P
  Amount                                                           Rating      Rating        Maturity      Interest
   (000)                                                         (unaudited) (unaudited)       Dates         Rates         Value
 ---------                                                       ----------- -----------     --------      --------        -----
Long-Term Municipal Bonds (continued)

Rhode Island--7.04%
$14,000  Rhode Island Convention Center Authority
           (AMBAC Insured)                                           Aaa         AAA         05/15/27       5.750%      $14,646,940
 10,000  Rhode Island Depositors Economic Protection
           Corporation (FSA Insured)                                 Aaa         AAA         08/01/14       5.750        10,877,913
  7,000  Rhode Island Depositors Economic Protection
           Corporation (MBIA Insured)                                Aaa         AAA         08/01/21       5.250         7,395,080
                                                                                                                        -----------
                                                                                                                         32,919,933
                                                                                                                        -----------

South Carolina--3.93%
 15,000  South Carolina Public Services Authority
           (MBIA Insured)                                            Aaa         AAA         07/01/21       5.500        15,684,950
                                                                                           to 07/01/31    to 6.000
  2,625  Charleston County Hospital Facilities Authority--
           Bon Secours Health System (FSA Insured)                   Aaa         AAA         08/15/25       5.625         2,697,266
                                                                                                                        -----------
                                                                                                                         18,382,216
                                                                                                                        -----------

Tennessee--1.11%
  5,000  Sullivan County Health Education and Housing
           Facilities Board--Holston Valley Health
           (MBIA Insured)                                            Aaa         AAA         02/15/20       5.750         5,191,950
                                                                                                                        -----------

Texas--10.85%
  7,000  Austin Utilities System (AMBAC Insured)                     Aaa         AAA         11/15/16       5.750         7,225,470
 13,675  Bexar Metro Water District (MBIA Insured)                   Aaa         AAA         05/01/22       5.875        14,559,909
 10,000  Lubbock Health Facilities--Methodist Hospital
           (AMBAC Insured)                                           Aaa         AAA         12/01/22       5.900        10,632,000
  9,005  Matagorda County Navigation District 1 Revenue--
           Houston Light & Power (AMBAC Insured)                     Aaa         AAA         03/01/27       6.700         9,843,005
  4,955  San Antonio Water Authority (MBIA Insured)                  Aaa         AAA         05/15/16       6.000         5,223,908
    720  San Antonio Water Authority
           (Pre-refunded with U.S. Government Securities
           to 05/15/11 @ l00) (MBIA Insured)                         Aaa         AAA         05/15/16       6.000           794,722
  2,325  San Antonio Water Authority
           (Pre-refunded with U.S. Government Securities
           to 05/15/02 @ 100) (MBIA Insured)                         Aaa         AAA         05/15/16       6.000         2,487,215

                                                                                                                        -----------
                                                                                                                         50,766,229

Washington--2.05%
  4,000  Washington State Health Care Facilities--
           Tacoma Hospital (FGIC Insured)                            Aaa         AAA         08/15/22       5.750         4,133,080
  5,000  Metropolitan Seattle Sewer (MBIA Insured)                   Aaa         AAA         01/01/33       6.300         5,434,650
                                                                                                                        -----------
                                                                                                                          9,567,730
                                                                                                                        -----------

INSURED MUNICIPAL INCOME FUND INC.

 Principal                                                         Moody's       S&P
  Amount                                                           Rating      Rating        Maturity      Interest
   (000)                                                         (unaudited) (unaudited)       Dates         Rates         Value
 ---------                                                       ----------- -----------     --------      --------        -----
Long-Term Municipal Bonds (concluded)

West Virginia--3.94%
 $5,220  West Virginia School Building Authority
           (MBIA Insured)                                            Aaa         AAA         07/01/20       6.000%       $5,450,150
  2,245  West Virginia State Water Development Authority
           (FSA Insured)                                             Aaa         AAA         11/01/29       5.750         2,348,629
 10,000  Marshall County Pollution Authority Ohio Power
           (MBIA Insured)                                            Aaa         AAA         04/01/22       5.900        10,617,000
                                                                                                                        -----------
                                                                                                                         18,415,779
                                                                                                                        -----------
Wisconsin--1.08%
  1,500  Wisconsin Health & Educational Facilities--
           Bellin Memorial Hospital (AMBAC Insured)                  Aaa         AAA         02/15/19       5.500         1,523,025
  3,500  Wisconsin State Health & Educational Facilities--
           Hospital Sisters Health System (MBIA Insured)             Aaa         AAA         06/01/18       5.375         3,519,355
                                                                                                                        -----------
                                                                                                                          5,042,380
                                                                                                                        -----------
Total Long-Term Municipal Bonds (cost--$421,967,557)                                                                    451,187,859
                                                                                                                        -----------

Short-Term Municipal Notes--2.12%

Arizona--0.04%
    200  Pinal County Pollution Control Revenue                      P1          A1+         04/01/98       3.700*          200,000
                                                                                                                        -----------
Louisiana--0.26%
    800  Louisiana State Offshore Terminal Revenue                 VMIG1         A1+         04/01/98       3.750*          800,000
    400  Parish of East Baton Rouge Pollution
           Control Revenue                                           P1          A1+         04/01/98       3.850*          400,000
                                                                                                                        -----------
                                                                                                                          1,200,000
                                                                                                                        -----------

Massachusetts--0.19%
    900  Massachusetts State                                       VMIG1         A1+         04/01/98       3.650*          900,000
                                                                                                                        -----------
New York--0.93%
  1,300  New York City                                             VMIG1         A1+         04/01/98       3.700         1,300,000
                                                                                                          to 3.800*
    400  New York City Municipal Water Finance Authority

           Water & Sewer Systems Revenue Series A
           (FGIC Insured)                                          VMIG1         A1+         04/01/98       4.000*          400,000
    700  New York City Series B (MBIA Insured)                     VMIG1         A1+         04/01/98       3.700           700,000
                                                                                                          to 3.850*
    400  New York City (AMBAC Insured)                             VMIG1         A1+         04/01/98       3.850*          400,000
    200  New York City (MBIA Insured)                              VMIG1         A1+         04/01/98       3.850*          200,000
    100  New York State Energy Research And
           Development Authority Pollution Control Revenue         VMIG1         A1+         04/01/98       3.650*          100,000
  1,243  New York State Dormitory Authority Series A
           (Metropolitan Museum of Art) (MBIA Insured)             VMIG1         A1+         04/01/98       3.300*        1,243,000
                                                                                                                        -----------
                                                                                                                          4,343,000
                                                                                                                        -----------

INSURED MUNICIPAL INCOME FUND INC.

 Principal                                                         Moody's       S&P
  Amount                                                           Rating      Rating        Maturity      Interest
   (000)                                                         (unaudited) (unaudited)       Dates         Rates         Value
 ---------                                                       ----------- -----------     --------      --------        -----
Short-Term Municipal Notes (concluded)

Wisconsin--0.08%
   $400  Wisconsin State Health Facilities Authority Revenue       VMIG1         A1+         04/01/98       3.650%*    $    400,000
                                                                                                                       ------------
Wyoming--0.62%
  1,800  Lincoln County Pollution Control Revenue
           (Exxon Project)                                            P1         A1+         04/01/98       3.850*        1,800,000
    400  Lincoln County Pollution Control                             P1         A1+         04/01/98       3.750*          400,000
    700  Platte County Wyoming Pollution Control Revenue              P1         NR          04/01/98       4.000*          700,000
                                                                                                                       ------------
                                                                                                                          2,900,000
                                                                                                                       ------------
Total Short-Term Municipal Notes (cost--$9,943,000)                                                                       9,943,000
                                                                                                                       ------------
Total Investments (cost--$431,910,557)--98.58%                                                                          461,130,859
                                                                                                                       ------------
Other assets in excess of liabilities--1.42%                                                                              6,630,333
                                                                                                                       ------------
Net Assets--100.00%                                                                                                    $467,761,192
                                                                                                                       ============

===============
* Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of March 31, 1998.
     NR--Not Rated
     AMBAC--American Municipal Bond Assurance Corporation
     CGIC--Capital Guaranty Insurance Company
     FGIC--Financial Guaranty Insurance Company
     FSA--Financial Security Assurance Incorporated
     MBIA--Municipal Bond Investors Assurance


                See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF ASSETS AND LIABILITIES                              MARCH 31, 1998

Assets

Investments in securities, at value (cost--$431,910,557)                                            $461,130,859
Cash                                                                                                      55,500
Interest receivable                                                                                    7,393,586
Deferred organizational expenses                                                                          11,327
Other assets                                                                                               8,211
                                                                                                    ------------
Total assets                                                                                         468,599,483
                                                                                                    ------------

Liabilities

Dividends payable to preferred shareholders                                                              298,213
Payable to investment adviser and administrator                                                          307,955
Accrued expenses and other liabilities                                                                   232,123
                                                                                                    ------------
Total liabilities                                                                                        838,291
                                                                                                    ------------

Net Assets

Auction Preferred Shares Series A, B, C & D--3,000 non-participating shares authorized,
   issued and outstanding; $0.001 par value; $50,000 liquidation value per share                     150,000,000
                                                                                                    ------------
Common Stock--$0.001 par value; total authorized shares--199,997,000;
   20,628,363 shares issued and outstanding                                                          302,703,762
Undistributed net investment income                                                                      640,438
Accumulated net realized losses from investment transactions                                         (14,803,310)
Net unrealized appreciation of investments                                                            29,220,302
                                                                                                    ------------
Net assets applicable to common shareholders                                                         317,761,192
                                                                                                    ------------
Total net assets                                                                                    $467,761,192
                                                                                                    ============

Net asset value per common share ($317,761,192 applicable to 20,628,363 common
shares outstanding)                                                                                       $15.40
                                                                                                          ======

                See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF OPERATIONS

                                                                                                     For the Year
                                                                                                         Ended
                                                                                                    March 31, 1998
                                                                                                    --------------
Investment income:

Interest                                                                                               $25,782,348
                                                                                                    --------------

Expenses:

Investment advisory and administration                                                                   4,134,286
Auction Preferred Shares expenses                                                                          549,040
Custody and accounting                                                                                     273,977
Reports and notices to shareholders                                                                        138,893
Legal and audit                                                                                            133,662
Amortization of organizational expenses                                                                     49,316
Transfer agency and service fees                                                                            50,265
Directors' fees                                                                                             10,500
Other expenses                                                                                              32,653
                                                                                                    --------------
                                                                                                         5,372,592

Less: Fee waiver from adviser                                                                             (761,967)
                                                                                                    --------------
Net expenses                                                                                             4,610,625
                                                                                                    --------------
Net investment income                                                                                   21,171,723
                                                                                                    --------------

Realized and unrealized gains from investment activities:

Net realized gain from investment transactions                                                               1,287
Net change in unrealized appreciation/depreciation of investments                                       27,096,902
                                                                                                    --------------
Net realized and unrealized gains from investment activities                                            27,098,189
                                                                                                    --------------
Net increase in net assets resulting from operations                                                $   48,269,912
                                                                                                    ==============

                See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          For the Years Ended
                                                                                              March 31,
                                                                                    ------------------------------
                                                                                        1998              1997
                                                                                    ------------      ------------
From operations:

Net investment income                                                               $ 21,171,723      $ 21,676,988
Net realized gains from investment transactions                                            1,287               --
Net change in unrealized appreciation/depreciation of investments                     27,096,902          (791,037)
                                                                                    ------------      ------------
Net increase in net assets resulting from operations                                  48,269,912        20,885,951
                                                                                    ------------      ------------


Dividends from:

Net investment income--common stockholders                                           (15,842,583)      (15,842,583)
Net investment income--preferred stockholders                                         (5,424,512)       (5,325,257)
                                                                                    ------------      ------------
Total dividends to stockholders                                                      (21,267,095)      (21,167,840)
                                                                                    ------------      ------------
Net increase (decrease) in net assets                                                 27,002,817          (281,889)


Net assets:

Beginning of year                                                                    440,758,375       441,040,264
                                                                                    ------------      ------------
End of year (including undistributed net investment income
 of $640,438 and $735,810, respectively)                                            $467,761,192      $440,758,375
                                                                                    ============      ============




                See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF CASH FLOWS

                                                                                                     For the Year
                                                                                                         Ended
                                                                                                    March 31, 1998
                                                                                                    --------------
Cash flows provided (used) by operating activities:

Interest received                                                                                      $25,685,444
Expenses paid (net of fee waivers)                                                                      (4,269,361)
Purchase of short-term portfolio investments, net                                                         (193,000)
Purchase of long-term portfolio investments                                                            (25,890,190)
Sale of long-term portfolio investments                                                                 25,925,190
                                                                                                    --------------
Net cash provided by operating activities                                                               21,258,083


Cash flows used for financing activities:

Dividends paid from net investment income to common stockholders                                       (15,842,583)
Dividends paid from net investment income to preferred stockholders                                     (5,410,712)
                                                                                                    --------------
Net cash used for financing activities                                                                 (21,253,295)

Net increase in cash                                                                                         4,788
Cash at beginning of year                                                                                   50,712
                                                                                                    --------------
Cash at end of year                                                                                 $       55,500
                                                                                                    ==============



Reconciliation of Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:

Net increase in net assets resulting from operations                                                   $48,269,912
                                                                                                    --------------
Increase in investments, at value                                                                      (27,348,626)
Increase in interest receivable                                                                             (4,466)
Amortization of deferred organizational expenses                                                            49,316
Decrease in other assets                                                                                    19,733
Increase in payable to investment adviser and administrator                                                 61,442
Increase in accrued expenses and other liabilities                                                         210,772
                                                                                                    --------------
Total adjustments                                                                                      (27,011,829)
Net cash provided by operating activities                                                           $   21,258,083
                                                                                                    ==============


                See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Insured Municipal Income Fund Inc. (the "Fund") was incorporated in Maryland on February 18, 1993, and is registered with the Securities and Exchange Commission as a closed-end diversified management investment company. Organizational costs have been deferred and are being amortized on the straight-line method over a period not to exceed 60 months from the date the Fund commenced operations.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--Where market quotations are readily available, portfolio securities are valued thereon, provided such quotations adequately reflect the fair value of the securities, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated, investment adviser and administrator of the Fund. When market quotations are not readily available, securities are valued based upon appraisals received from a pricing service which utilizes a computerized matrix pricing system, or based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by or under the direction of the Fund's board of directors. The amortized cost method of valuation, which approximates market value, is used to value certain debt obligations with 60 days or less remaining to maturity, unless the Fund's board of directors determines that this does not represent fair value.

   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of securities.

   Dividends and Distributions--The Fund intends to pay monthly cash dividends to common stockholders at a level rate that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding preferred stock. Dividends and distributions to common stockholders are recorded on the ex-dividend date. Dividends to preferred stockholders are accrued daily. Dividends from net investment income and distributions from realized capital gains from investment transactions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

INVESTMENT ADVISOR AND ADMINISTRATOR

   The Fund's board of directors has approved an investment advisory and administration contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed weekly and paid monthly, at the annual rate of 0.90% of the Fund's average weekly net assets. For the year ended March 31, 1998, Mitchell Hutchins voluntarily waived $761,967 in investment advisory and administration fees from the Fund.

NOTES TO FINANCIAL STATEMENTS


INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at March 31, 1998 was substantially the same as the cost of securities for financial statement purposes.

   At March 31, 1998, the components of the net unrealized appreciation of investments were as follows:

      Gross appreciation (from investments having an excess
        of value over cost)                                      $ 29,220,302
      Gross depreciation (from investments having an excess
        of cost over value)                                           --
                                                                 ------------
      Net unrealized appreciation of investments                 $ 29,220,302
                                                                 ============

   For the year ended March 31, 1998, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $25,890,190 and $25,925,190, respectively.

FEDERAL TAX STATUS


   The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

   At March 31, 1998, the Fund had a net capital loss carryforward of $14,803,310 which is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire by March 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

CAPITAL STOCK

   Common Stock--There are 199,997,000 shares of $0.001 par value common stock authorized. Of the 20,628,363 common shares outstanding, 14,910 shares are owned by Mitchell Hutchins.

   Auction Preferred Shares--The Fund has issued 800 shares of Auction Preferred Shares, Series A, 800 shares of Auction Preferred Shares, Series B, 800 shares of Auction Preferred Shares, Series C and 600 shares of Auction Preferred Shares, Series D, which are referred to herein collectively as the "APS." All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

   Dividends, which are cumulative, are generally reset every 364 days for APS Series A, 28 days for APS Series B, three months for APS Series C and 7 days for APS Series D. Dividend rates ranged from 2.75% to 4.125% for the year ended March 31, 1998.

   The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

   The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the preferred shares will vote separately as a class on certain matters, as required by law. The holders of the preferred shares have the right to elect two directors of the Fund.

INSURED MUNICIPAL INCOME FUND INC.

FINANCIAL HIGHLIGHTS


Selected data for a share of common stock outstanding throughout each period is presented below:

                                                                                                         For the Period
                                                                       For the Years Ended March 31,      June 8, 1993+
                                                                 ----------------------------------------      to
                                                                   1998      1997        1996      1995   March 31, 1994
                                                                 -------- ---------    -------- --------- --------------
Net asset value, beginning of period                             $14.10   $ 14.11      $13.42   $ 13.42    $ 15.00
                                                                 ------   -------      ------   -------    -------
Net investment income                                              1.03      1.05        1.06      1.02**     0.73
Net realized and unrealized gains (losses) from investments        1.30     (0.03)       0.67      0.04**    (1.44)
                                                                 ------   -------      ------   -------    -------
Net increase (decrease) from investment operations                 2.33      1.02        1.73      1.06      (0.71)
                                                                 ------   -------      ------   -------    -------
Dividends and distributions:
  From net investment income--common stockholders                 (0.77)    (0.77)      (0.76)    (0.79)     (0.60)
  From net investment income--preferred stockholders              (0.26)    (0.26)      (0.28)    (0.25)     (0.13)
  In excess of net investment income--common stockholders            --        --          --     (0.02)        --
  In excess of net investment income--preferred stockholders         --        --          --        --++       --
                                                                 ------   -------      ------   -------    -------
Total dividends and distributions to stockholders                 (1.03)    (1.03)      (1.04)    (1.06)     (0.73)
                                                                 ------   -------      ------   -------    -------

Underwriting and offering costs incurred with the preferred
  stock offering charged to common stock                             --        --          --        --      (0.14)
                                                                 ------   -------      ------   -------    -------

Net asset value, end of period                                   $15.40   $ 14.10      $14.11   $ 13.42    $ 13.42
                                                                 ======   =======      ======   =======    =======

Per share market value, end of period                            $13.56   $ 12.00      $12.13   $ 11.13    $ 13.00
                                                                 ======   =======      ======   =======    =======
Total investment return (1)                                       19.70%     5.45%      16.13%    (8.17)%    (9.74)%
                                                                 ======   =======      ======   =======    =======

Ratios to average net assets attributable to common shares:
  Total expenses net of waivers from adviser                       1.49%     1.38%       1.33%     1.74%      1.57%*
  Total expenses before waivers from adviser                       1.74%     1.76%       1.65%     1.74%      1.57%*
  Net investment income before preferred stock dividends           6.84%     7.37%       7.45%     7.94%      5.92%*
  Preferred stock dividends                                        1.75%     1.81%       1.97%     2.02%      0.98%*
  Net investment income available to common stockholders           5.09%     5.56%       5.48%     5.92%      4.94%*
Supplemental data:
  Net assets, end of period (000's)                            $467,761  $440,758    $441,040  $426,795   $333,825
  Portfolio turnover rate                                             6%        0%          4%        4%         8%
  Asset coverage per share of preferred stock, end of period   $155,920  $146,919    $147,013  $142,265   $139,094






--------------
+  Commencement of operations
++ Actual amount calculates to $0.00499 per common share.
*  Annualized
** Calculated using the average share method.
(1)Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported and assuming reinvestment of dividends and other distributions to common stockholders at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return for periods of less than one year has not been annualized. Total investment return does not reflect brokerage commissions.

INSURED MUNICIPAL INCOME FUND INC.


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To Board of Directors and Stockholders
Insured Municipal Income Fund Inc.

We have audited the accompanying statement of assets and liabilities of Insured Municipal Income Fund Inc., including the portfolio of investments, as of March 31, 1998, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material aspects, the financial position of Insured Municipal Income Fund Inc. as of March 31, 1998, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods in conformity with generally accepted accounting principles.

                                                /s/ ERNST & YOUNG


New York, New York
May 13, 1998

INSURED MUNICIPAL INCOME FUND INC.



TAX INFORMATION--(UNAUDITED)



   We are required by subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (March 31, 1998) as to the federal tax status of distributions received by stockholders during such fiscal year. Accordingly, we are advising you that all dividends paid during the period by the Fund were federal tax-exempt interest dividends.

   The Fund did not invest in any securities which paid interest subject to the federal alternative minimum tax for individual taxpayers during its fiscal year. Therefore, none of the dividends paid by the Fund were subject to such tax.

   Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1998. The second notification, which reflects the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1999. Stockholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

INSURED MUNICIPAL INCOME FUND INC.

GENERAL INFORMATION

THE FUND

   Insured Municipal Income Fund Inc. (the "Fund") is a diversified closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's investment adviser and administrator is Mitchell Hutchins Asset Management Inc., a wholly owned asset management subsidiary of PaineWebber Incorporated, which has over $52 billion in assets under management as of April 30, 1998.

SHAREHOLDER INFORMATION

   The Fund's NYSE trading symbol is "PIF." Weekly comparative net asset value and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each week in

Barron's, as well as in numerous other newspapers.

YEAR 2000 RISKS

   Like other funds and financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by its investment adviser, other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

   Mitchell Hutchins is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses, and to obtain satisfactory assurances that each of the Fund's other major service providers is taking comparable steps. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

DISTRIBUTION POLICY

   The Fund's Board of Directors has established a Dividend Reinvestment Plan (the "Plan") under which all common stockholders whose shares are registered in their own names, or in the name of PaineWebber Incorporated or its nominee, have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common stockholders elect to receive cash. Common stockholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such stockholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee. A stockholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and stockholders who have previously terminated participation in the Plan may rejoin at any time.

INSURED MUNICIPAL INCOME FUND INC.

GENERAL INFORMATION (CONCLUDED)

   Changes in elections must be made in writing to the Fund's transfer agent and should include the stockholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a stockholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received. Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular stockholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions. See "Tax Information."

   Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PNC Bank, National Association, c/o PFPC Inc., P.O. Box 8950, Wilmington, Delaware 19899.

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



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



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

-------------------------------------------------------------------------------

DIRECTORS
E. Garrett Bewkes, Jr.                  Mary C. Farrell
Chairman
                                        Meyer Feldberg
Margo N. Alexander
                                        George W. Gowen
Richard Q. Armstrong
                                        Frederic V. Malek
Richard R. Burt
                                        Carl W. Schafer



PRINCIPAL OFFICERS
Margo N. Alexander                      Paul H. Schubert
President                               Vice President and Treasurer

Victoria E. Schonfeld                   Elbridge T. Gerry III
Vice President                          Vice President

Dianne E. O'Donnell                     Richard S. Murphy
Vice President and Secretary            Vice President

Dennis L. McCauley
Vice President



INVESTMENT ADVISER AND
ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019




Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

MARCH 31, 1998

=========================
INSURED

MUNICIPAL

INCOME FUND INC.




ANNUAL REPORT


PAINEWEBBER
(C) 1998 PaineWebber Incorporated
Member SIPC